Financial Instruments by Category - Summary of Gains or Losses Arising From Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Interest income	₩ 273,460	₩ 270,571	₩ 282,704
Interest expense	(263,389)	(263,579)	(278,427)
Total		(38,610)	159,062
Other comprehensive income (loss) for the year	165,567	23,255	172,338
Reclassified to profit or loss from other comprehensive income for the year	(136,583)	111,431
Interest expense	(36,651)	(44,091)	(55,001)
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) foreign currency transaction	(2)	0	0
Gain (loss) on disposal	2,136	799	2,664
Gain (loss) on valuation	42,447	119	(1,936)
Derivatives used for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Gain on transactions	(6,208)	1,141	0
Gain (loss) on valuation	(7,206)	(161,003)	4,949
Other comprehensive income (loss) for the year	(3,112)	(81,671)	20,742
Reclassified to profit or loss from other comprehensive income for the year	6,722	107,786	(5,080)
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	(232,197)	(220,945)	(223,974)
Gain (loss) foreign currency transaction	(3,580)	(10,717)	(20,958)
Gain (loss) on foreign currency translation	(201,623)	141,849	(75,502)
Total	215,095
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	(36,650)	(44,091)	(55,001)
Financial assets at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	74,937	55,742	79,838
Gain (loss) foreign currency transaction	12,826	(19,244)	32,293
Gain (loss) on foreign currency translation	2,911	(3,895)	(474)
Gain (loss) on disposal	35	138	(43)
Impairment loss	(110,286)	(140,474)	(59,947)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	3,673	6,548	5,634
Dividend income	21,499	4,379	1,096
Gain (loss) foreign currency transaction	17,794		(27)
Gain (loss) on foreign currency translation		(38)
Gain (loss) on disposal	29,974	(329)	5,115
Gain (loss) on valuation	64,659	59,044	4,334
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	222,290	227,736	217,355
Dividend income	1,365	56	2,312
Gain (loss) on disposal	(22,712)	(8,152)	(11,247)
Impairment loss			(304)
Other comprehensive income (loss) for the year	129,780	41,997	167,152
Derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gain on transactions	0	6,050	6,332
Gain (loss) on valuation	203,961	(2,707)	56,537
Other comprehensive income (loss) for the year	144,967	(2,373)	46,806
Reclassified to profit or loss from other comprehensive income for the year	₩ (143,305)	₩ 3,645	₩ (39,604)